Significant Accounting Policies (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 26,071,995	$ 20,603,255
Point in Time [Member]
Total revenue	11,885,464	10,229,874
Over a Period of Time [Member]
Total revenue	14,186,531	10,373,381
In-Person [Member]
Total revenue	11,133,412	8,181,355
In-Person [Member] | Event Revenue [Member]
Total revenue	7,179,917	5,089,006
In-Person [Member] | Event Revenue [Member] | Point in Time [Member]
Total revenue	7,179,917	5,089,006
In-Person [Member] | Food and Beverage Revenue [Member]
Total revenue	1,158,004	814,247
In-Person [Member] | Food and Beverage Revenue [Member] | Point in Time [Member]
Total revenue	1,158,004	814,247
In-Person [Member] | Ticket and Gaming Revenue [Member]
Total revenue	543,204	1,621,721
In-Person [Member] | Ticket and Gaming Revenue [Member] | Point in Time [Member]
Total revenue	543,204	1,621,721
In-Person [Member] | Merchandising Revenue [Member]
Total revenue	171,014	167,194
In-Person [Member] | Merchandising Revenue [Member] | Point in Time [Member]
Total revenue	171,014	167,194
In-Person [Member] | Sponsorship Revenue [Member]
Total revenue	2,081,029	488,329
In-Person [Member] | Sponsorship Revenue [Member] | Point in Time [Member]
Total revenue	575,067	716,277
In-Person [Member] | Music Royalty Revenue [Member] | Point in Time [Member]
Total revenue	1,573,247	1,031,425
In-Person [Member] | Online Advertising Revenue [Member] | Point in Time [Member]
Total revenue	7,442	21,161
In-Person [Member] | Social gaming revenue [Member] | Point in Time [Member]
Total revenue	555,643	674,497
In-Person [Member] | Content Revenue [Member] | Point in Time [Member]
Total revenue	50,000
In-Person [Member] | Other Revenue [Member]
Total revenue	244	858
In-Person [Member] | Other Revenue [Member] | Point in Time [Member]
Total revenue	71,926	94,346
Interactive Revenue [Member]
Total revenue	9,440,179	9,175,243
Interactive Revenue [Member] | Sponsorship Revenue [Member] | Over a Period of Time [Member]
Total revenue	3,679,248	1,104,129
Interactive Revenue [Member] | Other Revenue [Member]
Total revenue	71,682	93,488
Interactive Revenue [Member] | Licensing Revenue [Member]
Total revenue	290,164	349,199
Interactive Revenue [Member] | Licensing Revenue [Member] | Over a Period of Time [Member]
Total revenue	290,164	349,199
Interactive Revenue [Member] | Subscription Revenue [Member]
Total revenue	4,823,510	4,964,086
Interactive Revenue [Member] | Subscription Revenue [Member] | Over a Period of Time [Member]
Total revenue	4,823,510	4,964,086
Interactive Revenue [Member] | Virtual Product Revenue [Member]
Total revenue	3,699,180	3,093,973
Interactive Revenue [Member] | Virtual Product Revenue [Member] | Over a Period of Time [Member]
Total revenue	3,699,180	3,093,973
Interactive Revenue [Member] | Social Gaming Revenue [Member]
Total revenue	555,643	674,497
Interactive Revenue [Member] | Social Gaming Revenue [Member] | Over a Period of Time [Member]
Total revenue	$ 1,694,429	$ 861,994